Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 1,855,700	$ 208,600	$ 315,500	$ 50,500	$ 0	$ 1,810,900	$ 0	$ 0	$ 4,241,200